Accounting Standards Updates	9 Months Ended
Sep. 30, 2012
Accounting Standards Updates [Abstract]
Accounting Standards Updates

10.ACCOUNTING STANDARDS UPDATES

ASU No. 2011-02 “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” amends FASB ASC 310-40 “Troubled Debt Restructurings by Creditors”.  The amendments specify that in evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.  The amendments clarify the guidance on these points and give examples of both conditions.  This update became effective for interim or annual reporting periods beginning on or after June 15, 2011.  We have included the required disclosures in Note 5.

ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements amends FASB ASC 860-10, “Transfers and Servicing-Overall”.  The amendments remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial asset on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion.  This update became effective for interim and annual reporting periods beginning on or after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” amends FASB ASC 820 “Fair Value Measurement”.  The amendments will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”).  Among the many areas affected by this update are the concept of highest and best use, the fair value of an instrument included in stockholder’s equity and disclosures about fair value measurement, particularly disclosures about fair value measurements categorized within Level 3 of the fair value hierarchy.  This update became effective for the interim and annual reporting periods beginning after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU No. 2011-05 “Presentation of Comprehensive Income” amends FASB ASC 220 “Comprehensive Income”.  The amendments in this update eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  An entity will have the option to present the total comprehensive income as part of the statement of changes in stockholders’ equity.  An entity will have the option to present the total comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity will be required to present the face of financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income.  This update becomes effective for interim and annual reporting periods beginning after December 15, 2011.  Included in our consolidated financial statements is a separate statement that outlines the components of comprehensive income.

ASU No. 2011-08 “Intangibles-Goodwill and Other Testing Goodwill for Impairment” amends Topic 350 “Intangibles-Goodwill and Other” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two step impairment test by calculating the fair value of the reporting unit comparing the fair value with the carrying amount of the reporting unit.  This amendment is effective for annual and interim impairment tests beginning after December 15, 2011 and did not have a material impact on our consolidated financial statements or results of operations.

ASU 2011-11 “Balance Sheet-Disclosures about Offering Assets and Liabilities” amends Topic 210 “Balance Sheet” to require an entity to disclose both gross and net information about financial instruments such as sales and repurchase agreements and reverse sale and repurchase agreement and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement.  ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and we do not expect that it will have a material impact on our consolidated financial statements or results of operations.

ASU 2011-12 “Comprehensive Income-Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05” defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the

FASB time to re-deliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of the reclassification out of accumulated other comprehensive income.  ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05.  All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12.  ASU 2011-12 is effective for annual and interim periods beginning after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU 2012-2 “Testing Indefinite-Lived Intangible Assets for Improvement” amends Topic 350 “Intangible-Goodwill and Other” provides an entity the option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. ASU 2012-2 is effective for annual and interim periods beginning after July 27, 2012 and it did not have a material impact on our consolidated financial statements or results of operations.